Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes at the Canadian statutory income tax rate	$ 1,164.0	$ 64.7
Non-taxable investment income	(149.4)	(108.3)
Tax rate differential on income and losses outside Canada	399.1	5.2
Change in unrecorded tax benefit of losses and temporary differences	67.2	172.8
Change in tax rate for deferred income taxes	0.3	(5.7)
Recovery relating to prior years	4.3	(8.4)
Foreign exchange effect	(23.0)	40.9
Other including permanent differences	61.7	45.5
Provision for income taxes	726.0	206.7
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses outside Canada	(399.1)	5.2
Provision for income taxes	$ 191.6	$ 121.0